Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Form 5500, Schedule H, Part IV, Line 4i

KeyCorp
401(k) Savings Plan

EIN 34-6542451
Plan Number 002

December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issuer, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Cost	Current Value

	Equity Securities:
*	KeyCorp common stock	Common Stock		$128,388,540
	ALAMOS GOLD INC COM NPV SEDOL: BZ3DNP6	Common Stock		88,929
	CANADA - DESCARTES SYS GROUP INC COM SEDOL: 2528834	Common Stock		485,461
	SHOPIFY INC CL A SUB VTG SHS SHOPIFY INC SEDOL: BXDZ9Z0	Common Stock		7,087,026
	DENMARK - ADR ASCENDIS PHARMA NS SPONSORED ADR SEDOL: BV9G6B8	Common Stock		195,115
	GERMANY - ADIDAS AG SEDOL: 4031976	Common Stock		2,954,287
	BIRKENSTOCK HOLDING PLC COM NPV SEDOL: BS44BN3	Common Stock		263,396
	#REORG CYBER-ARK MERGER CONTRA CYBERARK 2J16AK5 02-12-2026 SEDOL: BQT3XY6	Common Stock		62,002
	MONDAY COM LTD COM NPV SEDOL: BMHRYX	Common Stock		79,682
	SPOTIFY TECHNOLOGY S A COM EUR0.025 SEDOL: BFZ1K46	Common Stock		3,682,863
	ADR TAIWAN SEMICONDUCTOR MANUFACTURING ADS REP 5 TWD10 SEDOL: 211338	Common Stock		8,147,899
	MAREX GROUP PLC COM USD0.001241 SEDOL: BQXP757	Common Stock		478,272
	AAON INC COM PAR $0.004 COM PAR $0.004 SEDOL: 2268130	Common Stock		103,853
	ABERCROMBIE & FITCH CO CL A CL A SEDOL: 2004185	Common Stock		586,177
	ACADIA PHARMACEUTICALS INC COM SEDOL: 2713317	Common Stock		101,471
	ACI WORLDWIDE INC COM STK SEDOL: 2889155	Common Stock		400,122
	ADAPTIVE BIOTECHNOLOGIES CORP COM USD0.0001 SEDOL: BJ5FZ74	Common Stock		206,914
	ADDUS HOMECARE CORP COM STK SEDOL: B55BN47	Common Stock		200,712
	ADMA BIOLOGICS INC COM SEDOL: B9NSBM2	Common Stock		320,732
	ADR CENTESSA PHARMACEUTICALS PLC SEDOL: BLB0YQ9	Common Stock		112,395
	ADVANCED MICRO DEVICES INC COM SEDOL: 2007849	Common Stock		7,721,110
	AFFILIATED MANAGERS GROUP INC COM STK SEDOL: 2127899	Common Stock		308,748
	AGILYSYS INC COM STK SEDOL: 2689162	Common Stock		409,285
	ALAMO GROUP INC COM SEDOL: 2021634	Common Stock		50,361
	ALARM COM HLDGS INC COM SEDOL: BYN7H26	Common Stock		160,866
	ALKERMES PLC SHS SEDOL: B3P6D26	Common Stock		345,385
	ALLISON TRANSMISSION HOLDING SEDOL: B4PZ892	Common Stock		218,415
	ALPHA METALLURGICAL RES INC COM SEDOL: BMFND53	Common Stock		182,091
	ALPHABET INC CAP STK USD0.001 CL C SEDOL: BYY88Y7	Common Stock		19,474,114
	ALPHABET INC CAPITAL STOCK USD0.001 CL A SEDOL: BYVY8G0	Common Stock		19,467,661
	AMAZON COM INC COM SEDOL: 2000019	Common Stock		36,900,270
	AMPHENOL CORP NEW CL A SEDOL: 2145084	Common Stock		5,092,616
	API GROUP CORPORATION COM USD0.0001 SEDOL: BMBPH06	Common Stock		444,773
	APOGEE THERAPEUTICS INC COM SEDOL: BM9HHL5	Common Stock		230,893
	APPFOLIO INC COM CL A COM CL A SEDOL: BYN7H48	Common Stock		535,095

APPLE INC COM STK SEDOL: 2046251	Common Stock	31,827,194
APPLIED DIGITAL CORPORATION SEDOL: BMCNFN8	Common Stock	51,492
APPLIED INDL TECHNOLOGIES INC COM SEDOL: 2086309	Common Stock	435,225
APPLOVIN CORP COM CL A COM CL A SEDOL: BMV3LG4	Common Stock	5,418,860
ARCELLX INC COM SEDOL: BPCJ1Q2	Common Stock	233,742
ARCHER AVIATION INC CL A CL A SEDOL: BMHVDS8	Common Stock	36,096
ARCUTIS BIOTHERAPEUTICS INC COM SEDOL: BKX9VD3	Common Stock	84,042
ARGAN INC COM SEDOL: 2804501	Common Stock	125,328
ARROWHEAD PHARMACEUTICALS INC COM SEDOL: BYQBFJ8	Common Stock	167,436
ASBURY AUTOMOTIVE GROUP INC COM SEDOL: 2855855	Common Stock	128,589
ASTERA LABS INC COM SEDOL: BMTQ7V2	Common Stock	66,544
ATI INC COM SEDOL: 2526117	Common Stock	392,594
ATMUS FILTRATION TECHNOLOGIES INC COM SEDOL: BNRR1B2	Common Stock	717,863
AXALTA COATING SYSTEMS LTD COM USD1.00 SEDOL: BSFWCF5	Common Stock	263,488
AXCELIS TECHNOLOGIES INC COM NEW COM NEW SEDOL: BD420Q8	Common Stock	254,517
AXON ENTERPRISE INC COM SEDOL: BDT5S35	Common Stock	2,295,573
AXSOME THERAPEUTICS INC. COM SEDOL: BYZR4X4	Common Stock	744,623
AZZ INC COM SEDOL: 2067672	Common Stock	231,723
A10 NETWORKS INC COM SEDOL: BKQVBN6	Common Stock	180,013
BADGER METER INC COM SEDOL: 2069128	Common Stock	265,452
BALCHEM CORP COM SEDOL: 2072074	Common Stock	196,301
BANCORP INC DEL COM STK SEDOL: B05BRL7	Common Stock	464,943
BEAM THERAPEUTICS INC COM SEDOL: BK6L288	Common Stock	263,894
BEL FUSE INC CL B CL B SEDOL: 2279897	Common Stock	570,466
BELDEN INC COM SEDOL: B01WL78	Common Stock	817,948
BETA TECHNOLOGIES INC CL A COM CL A COM SEDOL: BT3CTW0	Common Stock	54,897
BICARA THERAPEUTICS INC COM SEDOL: BQB42F1	Common Stock	55,539
BILL HOLDINGS INC COM USD0.00001 SEDOL: BKDS4H5	Common Stock	445,319
BILLIONTOONE INC CL A CL A SEDOL: BMDJC90	Common Stock	36,501
BIOHAVEN LTD COM NPV WI SEDOL: BPLZ7S5	Common Stock	82,112
BLACKLINE INC COM SEDOL: BD3WZS6	Common Stock	102,784
BLOCK H & R INC COM SEDOL: 2105505	Common Stock	195,587
BLOOM ENERGY CORP CL A CL A SEDOL: BDD1BB8	Common Stock	590,852
BOEING CO COM USD5.00 SEDOL: 2108601	Common Stock	8,595,564
BOOT BARN HLDGS INC COM SEDOL: BRS6600	Common Stock	474,704
BOOZ ALLEN HAMILTON HLDG CORP CL A COM STK SEDOL: B5367T7	Common Stock	236,208
BOSTON SCIENTIFIC CORP COM SEDOL: 2113434	Common Stock	3,581,060
BOYD GAMING CORP COM SEDOL: 2117232	Common Stock	371,561
BRIDGEBIO PHARMA INC COM SEDOL: BK1KWG8	Common Stock	800,774
BRIGHTSPRING HEALTH SVCS INC COM SEDOL: BPJM8Q3	Common Stock	689,792
BRINKER INTL INC COM SEDOL: 2193544	Common Stock	222,025
BRINKS CO COM SEDOL: 2691305	Common Stock	466,920
BROADCOM INC COM SEDOL: BDZ78H9	Common Stock	27,668,618
BROADRIDGE FINL SOLUTIONS INC COM STK SEDOL: B1VP7R6	Common Stock	61,372
BUILD-A-BEAR WORKSHOP INC COM STK SEDOL: B034L50	Common Stock	166,777
BWX TECHNOLOGIES INC COM SEDOL: BZ0W624	Common Stock	241,976
CABOT CORP COM SEDOL: 2162500	Common Stock	256,702
CACI INTL INC CL A CL A SEDOL: 2159267	Common Stock	107,095
CADENCE DESIGN SYS INC COM SEDOL: 2302232	Common Stock	9,343,329
CARGURUS INC CL A CL A SEDOL: BF5D6S8	Common Stock	102,586
CARIS LIFE SCIENCES INC COM SEDOL: BT18HP9	Common Stock	41,684

CARPENTER TECHNOLOGY CORP COM SEDOL: 2177504	Common Stock	337,823
CARS COM INC COM SEDOL: BYXHTC0	Common Stock	70,345
CASEYS GEN STORES INC COM SEDOL: 2179414	Common Stock	223,295
CATALYST PHARMACEUTICALS INC COM STK USD0.001 STK SEDOL: B1G7Q03	Common Stock	135,979
CAVA GROUP INC COM SEDOL: BRBD9F4	Common Stock	58,690
CAVCO INDS INC DEL COM STK SEDOL: 2787022	Common Stock	503,901
CCC INTELLIGENT SOLUTIONS HLDGS INC COM SEDOL: BP4CXL8	Common Stock	443,968
CELCUITY INC COM SEDOL: BDH6M05	Common Stock	148,812
CELLDEX THERAPEUTICS INC NEW SEDOL: BJLV8T9	Common Stock	86,369
CENTRUS ENERGY CORP CL A COM SEDOL: BQXKDH6	Common Stock	323,599
CG ONCOLOGY INC COM SEDOL: BRBCSP4	Common Stock	303,719
CHURCHILL DOWNS INC COM SEDOL: 2194105	Common Stock	159,520
CIRRUS LOGIC INC COM SEDOL: 2197308	Common Stock	228,587
CLEARWATER ANALYTICS HLDGS INC CL A CL A SEDOL: BNZJHY5	Common Stock	442,385
COCA-COLA CONSOLIDATED INC COM SEDOL: 2206721	Common Stock	281,919
COEUR MNG INC COM NEW COM NEW SEDOL: 2208136	Common Stock	515,287
COGENT BIOSCIENCES INC COM NEW COM USD SEDOL: BLR6XK8	Common Stock	264,766
COGNEX CORP COM SEDOL: 2208288	Common Stock	413,446
COMMVAULT SYS INC COM STK SEDOL: B142B38	Common Stock	409,426
CONCENTRA GROUP HLDGS PARENT INC COM SEDOL: BSWW195	Common Stock	156,889
CONMED CORP COM SEDOL: 2216010	Common Stock	45,878
CONSTELLATION ENERGY CORPORATION COM NPV WI SEDOL: BMH4FS1	Common Stock	8,007,924
CORCEPT THERAPEUTICS INC OC-COM CORCEPT THERAPEUTICS SEDOL: B00SCY1	Common Stock	63,440
CORE SCIENTIFIC INC NEW COM SEDOL: BN70TG2	Common Stock	48,048
CORVEL CORP COM SEDOL: 2347277	Common Stock	117,001
COSTCO WHOLESALE CORP NEW COM SEDOL: 2701271	Common Stock	7,571,345
COVISTA INC SEDOL: BZ12TX5	Common Stock	382,425
CRANE CO NEW COM SEDOL: BNYD4F8	Common Stock	243,263
CREDO TECHNOLOGY GROUP HOLDING LTD SEDOL: BLD13F2	Common Stock	979,171
CRINETICS PHARMACEUTICALS INC COM SEDOL: BDD19F8	Common Stock	445,158
CROCS INC COM SEDOL: B0T7Z62	Common Stock	147,693
CROWDSTRIKE HLDGS INC CL A CL A SEDOL: BJJP138	Common Stock	7,243,280
CSW INDUSTRIALS INC COM SEDOL: BYQD1J6	Common Stock	350,768
CURTISS WRIGHT CORP COM SEDOL: 2241205	Common Stock	329,659
CYTOKINETICS INC COMMON STOCK SEDOL: BBBSBJ5	Common Stock	150,971
DATADOG INC COM USD0.00001 CL A SEDOL: BKT9Y49	Common Stock	3,271,783
DECKERS OUTDOOR CORP COM SEDOL: 2267278	Common Stock	123,989
DENALI THERAPEUTICS INC COM SEDOL: BD2B4V0	Common Stock	207,002
DEXCOM INC COM SEDOL: B0796X4	Common Stock	3,174,013
DIANTHUS THERAPEUTICS INC COM SEDOL: BN4J951	Common Stock	46,196
DISC MEDICINE INC COM SEDOL: BMGJZJ8	Common Stock	240,136
DORMAN PRODS INC COM SEDOL: 2718594	Common Stock	335,200
DOUBLEVERIFY HLDGS INC COM SEDOL: BMDX9Z7	Common Stock	195,201
DUOLINGO INC CL A COM CL A COM SEDOL: BMCM6P4	Common Stock	117,585
DUTCH BROS INC CL A CL A SEDOL: BMWP7H2	Common Stock	252,961
DYCOM INDS INC COM SEDOL: 2289841	Common Stock	377,772
DYNE THERAPEUTICS INC COM SEDOL: BN15WD1	Common Stock	132,734
E L F BEAUTY INC COM SEDOL: BDDQ975	Common Stock	302,335
EAGLE MATLS INC COM SEDOL: 2191399	Common Stock	180,225
EDWARDS LIFESCIENCES CORP COM SEDOL: 2567116	Common Stock	5,238,357

ELEMENT SOLUTION INC COM SEDOL: BJ1C2K1	Common Stock	94,212
ELI LILLY & CO COM NPV SEDOL: 2516152	Common Stock	22,386,659
EMCOR GROUP INC COM SEDOL: 2474164	Common Stock	97,886
ENCOMPASS HEALTH CORP COM USD0.01 SEDOL: BYX2YJ7	Common Stock	495,143
ENERGY FUELS INC COM SEDOL: BFV4XW8	Common Stock	26,172
ENOVA INTL INC COM SEDOL: BRYQ4L1	Common Stock	442,990
ENSIGN GROUP INC COM STK SEDOL: B1YWPP8	Common Stock	843,651
ENTEGRIS INC COM SEDOL: 2599700	Common Stock	272,802
EOS ENERGY ENTERPRISES INC COM SEDOL: BN7KCQ3	Common Stock	34,380
EPLUS INC COM SEDOL: 2597748	Common Stock	176,716
EQUITABLE HLDGS INC COM SEDOL: BKRMR96	Common Stock	476,452
ESAB CORPORATION COM USD0.001 WI SEDOL: BJLTMN5	Common Stock	694,005
ESCO TECHNOLOGIES INC SEDOL: 2321583	Common Stock	224,699
EURONET WORLDWIDE INC COM SEDOL: 2320148	Common Stock	90,495
EVERTEC INC COM SEDOL: B7KY3Z6	Common Stock	145,945
EXLSERVICE COM INC COM STK SEDOL: B07LST0	Common Stock	298,990
FABRINET COM USD0.01 SEDOL: B4JSZL8	Common Stock	1,660,406
FEDERAL SIGNAL CORP COM SEDOL: 2333986	Common Stock	665,657
FIRST BANCORP P R COM NEW COM NEW SEDOL: 2296926	Common Stock	540,618
FIRSTCASH HLDGS INC COM SEDOL: BMF5Q83	Common Stock	688,362
FLUENCE ENERGY INC CL A CL A SEDOL: BMXC0N9	Common Stock	53,406
FLUOR CORP NEW COM SEDOL: 2696838	Common Stock	91,625
FRESHWORKS INC CL A CL A SEDOL: BPF0BB7	Common Stock	151,900
FRONTDOOR INC COM SEDOL: BFYF094	Common Stock	391,600
FTAI AVIATION LTD COM USD0.01 SEDOL: BLKFTK4	Common Stock	213,385
FTI CONSULTING INC COM SEDOL: 2351449	Common Stock	244,970
GALAXY DIGITAL INC COM USD0.01 CL A SEDOL: BV97X10	Common Stock	109,698
GE AEROSPACE SEDOL: BL59CR9	Common Stock	9,352,099
GENPACT LIMITED COM STK USD0.01 SEDOL: B23DBK6	Common Stock	364,697
GITLAB INC CL A COM SEDOL: BMTVT22	Common Stock	77,800
GLOBUS MED INC CL A NEW COM STK SEDOL: B7D65M0	Common Stock	438,907
GOLDMAN SACHS GROUP INC COM SEDOL: 2407966	Common Stock	5,334,651
GRAIL INC COM SEDOL: BSLSSX7	Common Stock	42,795
GRAND CANYON ED INC COM STK SEDOL: B3F1XM1	Common Stock	257,115
GRANITE CONST INC COM SEDOL: 2381189	Common Stock	80,745
GREEN BRICK PARTNERS INC COM SEDOL: BS7T2R6	Common Stock	309,603
GRIFFON CORP COM SEDOL: 2463344	Common Stock	236,711
GROUP 1 AUTOMOTIVE INC COM SEDOL: 2121352	Common Stock	294,975
GUARDANT HEALTH INC COM SEDOL: BFXC911	Common Stock	807,008
GULFPORT ENERGY CORP COM USD0.01 SEDOL: BND7X43	Common Stock	206,534
GXO LOGISTICS INC COM SEDOL: BNNTGF1	Common Stock	169,185
HAEMONETICS CORP MASS COM SEDOL: 2401195	Common Stock	219,451
HALOZYME THERAPEUTICS INC COM SEDOL: 2975098	Common Stock	40,784
HAMILTON LANE INC CL A CL A SEDOL: BF0SR29	Common Stock	80,586
HEALTHEQUITY INC COM SEDOL: BP8XZL1	Common Stock	474,540
HEARTFLOW INC COM SEDOL: BV6KV30	Common Stock	44,687
HEXCEL CORP NEW COM SEDOL: 2416779	Common Stock	324,717
HILTON WORLDWIDE HLDGS INC COM NEW COM NEW SEDOL: BYVMW06	Common Stock	6,208,622
HIMS & HERS HEALTH INC COM CL A COM SEDOL: BN46048	Common Stock	117,282
HUBSPOT INC COM SEDOL: BR4T3B3	Common Stock	196,637
HURON CONSULTING GROUP INC COM STK SEDOL: B018V76	Common Stock	277,866
IDEAYA BIOSCIENCES INC COM SEDOL: BK0VHF6	Common Stock	44,941
IES HLDGS INC COM SEDOL: BD978B9	Common Stock	183,617
IMAX CORP COM SEDOL: 2473859	Common Stock	167,022

IMMUNOME INC COM SEDOL: BM8FWX7	Common Stock	56,772
IMMUNOVANT INC COM SEDOL: BJRFSB7	Common Stock	33,046
IMPINJ INC COM SEDOL: BYYGJZ9	Common Stock	267,801
INSMED INC COM PAR $.01 SEDOL: 2614487	Common Stock	160,291
INSPIRE MED SYS INC COM SEDOL: BDT5KT5	Common Stock	70,740
INSTALLED BLDG PRODS INC COM SEDOL: BJSP4C9	Common Stock	455,489
INTERDIGITAL INC COM SEDOL: 2465737	Common Stock	1,197,109
INTERNATIONAL BANCSHARES CORP COM SEDOL: 2243911	Common Stock	134,408
INTERPARFUMS INC SEDOL: 2473150	Common Stock	146,501
INTUITIVE SURGICAL INC COM NEW STK SEDOL: 2871301	Common Stock	6,376,081
IONIS PHARMACEUTICALS INC COM SEDOL: BDJ0LS6	Common Stock	210,907
IONQ INC COM SEDOL: BP484B3	Common Stock	426,086
IRHYTHM HOLDINGS INC SEDOL: BYT4ST5	Common Stock	70,976
ITRON INC COM STK NPV SEDOL: 2471949	Common Stock	361,225
IVANHOE ELEC INC COM SEDOL: BPF0KH6	Common Stock	113,873
JANUX THERAPEUTICS INC COM SEDOL: BMFX8Y7	Common Stock	20,990
JBT MAREL CORPORATION SEDOL: B3BRJZ8	Common Stock	331,474
JFROG LTD COM SEDOL: BMX6JW3	Common Stock	93,690
KADANT INC COM SEDOL: 2769978	Common Stock	466,293
KARMAN HLDGS INC COM SEDOL: BTRFVH4	Common Stock	480,361
KEYSIGHT TECHNOLOGIES INC COM SEDOL: BQZJ0Q9	Common Stock	5,793,760
KIRBY CORP COM SEDOL: 2493534	Common Stock	281,400
KNIFE RIV HLDG CO COM SEDOL: BPLL4V5	Common Stock	314,465
KONTOOR BRANDS INC SEDOL: BJTJGC4	Common Stock	137,086
KRATOS DEFENSE & SECURITY SOLUTIONS INC SEDOL: 2512149	Common Stock	273,276
KRYSTAL BIOTECH INC COM SEDOL: BD6JX35	Common Stock	215,476
KYMERA THERAPEUTICS INC COM SEDOL: BMPRZV5	Common Stock	510,511
LANTHEUS HLDGS INC COM SEDOL: BP8S8J5	Common Stock	427,184
LATTICE SEMICONDUCTOR CORP COM SEDOL: 2506658	Common Stock	499,314
LAUREATE ED INC COM CL A SEDOL: BYMYT66	Common Stock	350,067
LAZARD INC COM USD0.01 SEDOL: BRT46K3	Common Stock	168,843
LEGALZOOM COM INC COM SEDOL: B82GC49	Common Stock	147,957
LEMAITRE VASCULAR INC COM STK SEDOL: B1G6TJ0	Common Stock	190,666
LENZ THERAPEUTICS INC NEW COM SEDOL: BQV0J03	Common Stock	31,888
LEONARDO DRS INC COM SEDOL: BNSNZQ2	Common Stock	206,176
LIBERTY LIVE HLDGS INC SER C LIBERTY	Common Stock	274,844
LOUISIANA-PACIFIC CORP COM SEDOL: 2535243	Common Stock	133,335
MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC COM STK SEDOL: B5B15Y5	Common Stock	432,482
MADRIGAL PHARMACEUTICALS INC COM SEDOL: BD59BS7	Common Stock	500,230
MAGNITE INC COM SEDOL: BLPNRR6	Common Stock	84,039
MANHATTAN ASSOCS INC COM SEDOL: 2239471	Common Stock	231,022
MARQETA INC COM USD0.001 A SEDOL: BN0TQD2	Common Stock	196,398
MASTERCARD INCORPORATED COM USD0.0001 CLASS A SEDOL: B121557	Common Stock	11,801,802
MATADOR RES CO COM SEDOL: B7MSLL8	Common Stock	130,461
MEDPACE HLDGS INC COM SEDOL: BDCBC61	Common Stock	289,250
MERCADOLIBRE INC COM STK SEDOL: B23X1H3	Common Stock	2,558,110
MERCK & CO INC NEW COM SEDOL: 2778844	Common Stock	1,541,217
MERIT MED SYS INC COM SEDOL: 2580555	Common Stock	471,637
META PLATFORMS INC COM USD0.000006 CL 'A' SEDOL: B7TL820	Common Stock	20,745,969
MICROSOFT CORP COM SEDOL: 2588173	Common Stock	34,173,556
MINERALYS THERAPEUTICS INC COM SEDOL: BP9N0G0	Common Stock	148,426
MIRUM PHARMACEUTICALS INC COM SEDOL: BJDX8Y8	Common Stock	303,796

MKS INC SEDOL: 2404871	Common Stock	392,469
MODINE MFG CO COM STK SEDOL: 2598354	Common Stock	627,764
MOELIS & CO CL A CL A SEDOL: BLG38Q1	Common Stock	197,696
MONOLITHIC PWR SYS INC COM SEDOL: B01Z7J1	Common Stock	289,129
MONTE ROSA THERAPEUTICS INC COM SEDOL: BP7KZP7	Common Stock	96,793
MOOG INC CL A SEDOL: 2601218	Common Stock	229,424
MP MATERIALS CORP COM USD0.0001 CL A SEDOL: BN15Y35	Common Stock	147,013
MUELLER INDS INC COM SEDOL: 2609717	Common Stock	582,151
NATERA INC COM SEDOL: BYQRG48	Common Stock	469,864
NAVAN INC CL A CL A SEDOL: BT04MG4	Common Stock	60,532
NCINO INC NEW COM SEDOL: BMC8TD1	Common Stock	56,408
NETFLIX INC COM STK SEDOL: 2857817	Common Stock	12,106,760
NEUROCRINE BIOSCIENCES INC COM SEDOL: 2623911	Common Stock	186,365
NEWMARKET CORP COM SEDOL: B01CGF1	Common Stock	323,012
NEXSTAR MEDIA GROUP INC COMMON STOCK SEDOL: 2949758	Common Stock	253,203
NEXTPOWER INC SEDOL: BR1GTS6	Common Stock	919,359
NIKE INC CL B SEDOL: 2640147	Common Stock	—
NOVANTA INC NOVANTA INC SEDOL: BD8S5H8	Common Stock	258,446
NURIX THERAPEUTICS INC COM SEDOL: BMVLGP2	Common Stock	107,617
NUVALENT INC CL A CL A SEDOL: BMVBZD3	Common Stock	458,791
NVENT ELECTRIC PLC COM USD0.01 WI SEDOL: BDVJJQ5	Common Stock	497,104
NVIDIA CORP COM SEDOL: 2379504	Common Stock	45,906,416
O REILLY AUTOMOTIVE INC NEW COM USD0.01 SEDOL: B65LWX6	Common Stock	4,451,960
OKTA INC CL A CL A SEDOL: BDFZSP1	Common Stock	183,489
OLLIES BARGAIN OUTLET HLDGS INC COM SEDOL: BZ22B38	Common Stock	180,747
ONTO INNOVATION INC SEDOL: BKZ7N95	Common Stock	288,410
OPTION CARE HEALTH INC COM NEW COM NEW SEDOL: BKM5C62	Common Stock	440,018
ORACLE CORP COM SEDOL: 2661568	Common Stock	5,710,473
ORIC PHARMACEUTICALS INC COM SEDOL: BKVDFF7	Common Stock	58,356
OSCAR HEALTH INC CL A CL A SEDOL: BKY83Q6	Common Stock	87,657
OSI SYS INC COM SEDOL: 2111579	Common Stock	522,363
PALOMAR HLDGS INC COM SEDOL: BJYLZK6	Common Stock	307,522
PAYONEER GLOBAL INC COM SEDOL: BLSPX60	Common Stock	423,641
PEGASYSTEMS INC COM SEDOL: 2675860	Common Stock	286,656
PENUMBRA INC COM SEDOL: BZ0V201	Common Stock	473,827
PERFORMANCE FOOD GROUP CO COM SEDOL: BYVYD43	Common Stock	90,549
PERMIAN RES CORP CL A SEDOL: BQPCHB2	Common Stock	377,954
PHOTRONICS INC COM SEDOL: 2687315	Common Stock	225,344
PINTEREST INC CL A CL A SEDOL: BJ2Z0H2	Common Stock	214,887
PLANET FITNESS INC CL A CL A SEDOL: BYSFJV8	Common Stock	444,727
POPULAR INC COM NEW COM USD6 (POST REV SPLIT) SEDOL: B86QM90	Common Stock	420,006
POWELL INDS INC COM SEDOL: 2697422	Common Stock	73,319
POWER INTEGRATIONS INC COM SEDOL: 2133045	Common Stock	74,634
PRAXIS PRECISION MEDICINES INC COM NEW SEDOL: BQ721R4	Common Stock	309,772
PRESTIGE CONSUMER HEALTHCARE INC COM SEDOL: B0650P3	Common Stock	244,909
PRICESMART INC COM STK SEDOL: 2092942	Common Stock	193,083
PRIMERICA INC COM SEDOL: B50K3X8	Common Stock	276,187
PRIMORIS SVCS CORP COM SEDOL: B1GC200	Common Stock	450,504
PROCEPT BIOROBOTICS CORP COM SEDOL: BMYRFV6	Common Stock	51,469
PROCORE TECHNOLOGIES INC COM SEDOL: BLH11J8	Common Stock	167,302
PROTAGONIST THERAPEUTICS INC COM SEDOL: BDCBCD8	Common Stock	100,616

PTC INC COM SEDOL: B95N910	Common Stock	470,890
PTC THERAPEUTICS INC COM SEDOL: B17VCN9	Common Stock	249,377
PURE STORAGE INC CL A CL A SEDOL: BYZ62T3	Common Stock	79,005
QUALYS INC COM USD0.001 SEDOL: B7XJTN8	Common Stock	174,631
Q2 HLDGS INC COM SEDOL: BKM4KV0	Common Stock	299,103
RADNET INC COM STK SEDOL: B1JNG19	Common Stock	327,639
RAMBUS INC DEL COM SEDOL: 2721967	Common Stock	1,313,016
RANGE RES CORP COM SEDOL: 2523334	Common Stock	299,922
RBC BEARINGS INC COM SEDOL: B0GLYB5	Common Stock	121,076
REPLIGEN CORP COM STK USD0.01 SEDOL: 2731654	Common Stock	216,295
REPLIMUNE GROUP INC COM SEDOL: BDDVW37	Common Stock	179,810
REVOLUTION MEDICINES INC COM SEDOL: BL71K91	Common Stock	248,906
RHYTHM PHARMACEUTICALS INC COM SEDOL: BF2YWG4	Common Stock	376,781
RIGETTI COMPUTING INC COM SEDOL: BN45WL6	Common Stock	122,888
ROIVANT SCIENCES LTD COM SEDOL: BMW4NZ9	Common Stock	95,480
RPM INTL INC SEDOL: 2756174	Common Stock	343,616
SAIA INC COM STK SEDOL: 2982399	Common Stock	407,497
SCHOLAR ROCK HLDG CORP COM SEDOL: BFZQ0L8	Common Stock	408,960
SERVICENOW INC COM USD0.001 SEDOL: B80NXX8	Common Stock	6,259,497
SEZZLE INC COM SEDOL: BQC4R22	Common Stock	211,943
SHARKNINJA COM USD0.0001 SEDOL: BRS7681	Common Stock	89,520
SHIFT4 PMTS INC CL A CL A SEDOL: BLF0L75	Common Stock	126,381
SHOALS TECHNOLOGIES GROUP INC CL A CL A SEDOL: BMDJ085	Common Stock	63,036
SIMPLY GOOD FOODS CO COM SEDOL: BF27XF9	Common Stock	99,075
SIMPSON MFG INC COM SEDOL: 2809250	Common Stock	338,926
SITEONE LANDSCAPE SUPPLY INC COM SEDOL: BYQ7X81	Common Stock	412,667
SITIME CORP COM SEDOL: BKS48R6	Common Stock	368,730
SKYWARD SPECIALTY INS GROUP INC COM SEDOL: BNNMQS3	Common Stock	437,348
SNOWFLAKE INC CL A CL A SEDOL: BN134B7	Common Stock	8,545,169
SOLENO THERAPEUTICS INC COM PAR SEDOL: BL6JK96	Common Stock	248,724
SPROUTS FMRS MKT INC COM SEDOL: BCGCR79	Common Stock	63,816
SPS COMM INC COM SEDOL: B57VWJ3	Common Stock	149,560
SPX TECHNOLOGIES INC COM SEDOL: BQ1L7V3	Common Stock	874,062
SPYRE THERAPEUTICS INC COM NEW COM SEDOL: BQBBDY8	Common Stock	93,857
STEPSTONE GROUP INC CL A CL A SEDOL: BLFDXF6	Common Stock	278,305
STERIS PLC ORD USD0.001 SEDOL: BFY8C75	Common Stock	220,309
STERLING INFRASTRUCTURE INC COM STK SEDOL: 2632876	Common Stock	833,864
STOKE THERAPEUTICS INC COM SEDOL: BJQ05Z6	Common Stock	92,332
STONEX GROUP INC COM SEDOL: BMQ8XV3	Common Stock	832,958
STRIDE INC COM USD SEDOL: BLD5321	Common Stock	275,498
SUN CTRY AIRLS HLDGS INC COM SEDOL: BM8TFC9	Common Stock	159,873
SYNAPTICS INC COM SEDOL: 2839268	Common Stock	122,207
TECHNIPFMC PLC COM USD1 SEDOL: BDSFG98	Common Stock	769,507
TELEDYNE TECHNOLOGIES INC COM SEDOL: 2503477	Common Stock	667,013
TENET HEALTHCARE CORP COM NEW . SEDOL: B8DMK08	Common Stock	672,071
TERADATA CORP DEL COM STK SEDOL: B247H10	Common Stock	78,627
TESLA INC COM USD0.001 SEDOL: B616C79	Common Stock	18,910,726
TEXAS INSTRUMENTS INC COM SEDOL: 2885409	Common Stock	4,206,786
TG THERAPEUTICS INC COM SEDOL: B828K63	Common Stock	129,077
TIDEWATER INC NEW COM SEDOL: BDFGDQ0	Common Stock	95,969
TKO GROUP HLDGS INC COM SEDOL: BQBBFD1	Common Stock	94,886
TOAST INC COM USD0.000001 CLASS A SEDOL: BP6D7B7	Common Stock	3,170,936
TOPBUILD CORP COM SEDOL: BZ0P3W2	Common Stock	210,681
TORO CO COM SEDOL: 2897040	Common Stock	267,884

	TPG PARTNERS LLC CL A COM SEDOL: BNKBB55	Common Stock	178,752
	TRANSMEDICS GROUP INC COM SEDOL: BK6TM04	Common Stock	292,203
	TRAVEL + LEISURE CO COM USD0.01 SEDOL: BMXYT16	Common Stock	200,446
	TRAVERE THERAPEUTICS INC COM SEDOL: BLFGJD5	Common Stock	139,887
	UBER TECHNOLOGIES INC COM USD0.00001 SEDOL: BK6N347	Common Stock	4,323,031
	UFP TECHNOLOGIES INC COM SEDOL: 2908652	Common Stock	321,499
	ULTRAGENYX PHARMACEUTICAL INC COM SEDOL: BJ62Z18	Common Stock	61,801
	UMB FINL CORP COM STK SEDOL: 2918510	Common Stock	241,584
	UNITED PARKS & RESORTS INC SEDOL: B84KWJ4	Common Stock	66,538
	UNIVERSAL TECHNICAL INST INC COM SEDOL: 2002543	Common Stock	206,871
	UPWORK INC COM SEDOL: BGRFWV4	Common Stock	812,422
	URANIUM ENERGY CORP COM SEDOL: B0VLLY2	Common Stock	603,295
	URBAN OUTFITTERS INC COM SEDOL: 2933438	Common Stock	46,511
	VALMONT INDS INC COM SEDOL: 2926825	Common Stock	443,759
	VAXCYTE INC COM SEDOL: BKPVGH6	Common Stock	80,699
	VERA THERAPEUTICS INC CL A CL A SEDOL: BL55460	Common Stock	395,296
	VERRA MOBILITY CORP SEDOL: BFXX5X8	Common Stock	112,655
	VERTEX PHARMACEUTICALS INC COM SEDOL: 2931034	Common Stock	6,010,194
	VIPER ENERGY INC NEW CL A SEDOL: BW0WZZ9	Common Stock	302,936
	VIRIDIAN THERAPEUTICS INC COM SEDOL: BMDH2B6	Common Stock	205,921
	VISA INC COM CL A STK SEDOL: B2PZN04	Common Stock	12,556,821
	VISTEON CORP COM NEW COM NEW SEDOL: B4N0JJ6	Common Stock	272,271
	VITAL FARMS INC COM SEDOL: BL6JSP8	Common Stock	175,862
	VSE CORP COM SEDOL: 2926773	Common Stock	50,622
	WALMART INC COM SEDOL: 2936921	Common Stock	10,032,471
	WALT DISNEY CO SEDOL: 2270726	Common Stock	7,643,979
	WARRIOR MET COAL INC COM SEDOL: BF2X272	Common Stock	446,581
	WATTS WTR TECHNOLOGIES INC SEDOL: 2943620	Common Stock	771,200
	WAVE LIFE SCIENCES PTE LTD COM NPV SEDOL: BYZG9R0	Common Stock	243,134
	WAYSTAR HLDG CORP COM SEDOL: BSWYNW8	Common Stock	333,199
	WEATHERFORD INTL LTD COMMON STOCK SEDOL: BLNN369	Common Stock	518,707
	WEBSTER FNCL CORP WATERBURY CONN COM SEDOL: 2945143	Common Stock	440,706
	WINGSTOP INC COM SEDOL: BYYXHN4	Common Stock	314,330
	WOODWARD INC COM SEDOL: 2948089	Common Stock	354,319
	WORKIVA INC COM CL A COM CL A SEDOL: BSS6HY8	Common Stock	317,400
	XENCOR INC COM SEDOL: BGCYWN8	Common Stock	98,198
	XENON PHARMACEUTICALS INC COMMON STOCK SEDOL: BRJ3GY4	Common Stock	81,259
	AMERICAN HEALTHCARE REIT INC COM SEDOL: BQWNKQ4	Common Stock	365,515
	LAMAR ADVERTISING CO NEW CL A CL A SEDOL: BSPHGN6	Common Stock	235,819
	REXFORD INDL RLTY INC COM SEDOL: BC9ZHL9	Common Stock	96,413
	RYMAN HOSPITALITY PPTYS INC COM SEDOL: B8QV5C9	Common Stock	263,895
	SMARTSTOP SELF STORAGE REIT INC COM SEDOL: BMHSG57	Common Stock	136,322
			733,847,938
	Mutual Funds:
	Dodge & Cox International Stock Fund	International Fund	234,824,866
	Victory Sycamore Small Company Opportunity Fund	Small U.S. Equity Fund	95,361,544
			330,186,410
	Collective Trust Funds:
*	BlackRock MSCI ACWI ex-U.S. IMI Index Fund	Large U.S. Equity Fund	211,573,333
*	BlackRock LifePath Index 2030 NL CIT Fund	Target Maturity Fund	149,249,317
*	BlackRock LifePath Index 2035 NL CIT Fund	Target Maturity Fund	171,246,487
*	BlackRock LifePath Index 2040 NL CIT Fund	Target Maturity Fund	167,055,428
*	BlackRock LifePath Index 2045 NL CIT Fund	Target Maturity Fund	192,672,443

*	BlackRock LifePath Index 2050 NL CIT Fund	Target Maturity Fund	160,816,286
*	BlackRock LifePath Index 2055 NL CIT Fund	Target Maturity Fund	127,469,843
*	BlackRock LifePath Index 2060 NL CIT Fund	Target Maturity Fund	79,973,677
*	BlackRock LifePath Index 2065 NL CIT Fund	Target Maturity Fund	38,242,449
*	BlackRock LifePath Index Retirement NL CIT Fund	Target Maturity Fund	138,350,745
*	BlackRock Equity Index Fund	Large U.S. Equity Index Fund	1,005,673,949
*	BlackRock Extended Equity Market Fund	Mid-Cap Growth Fund	261,303,229
*	BlackRock U.S. Debt Index Fund	Domestic Fixed Income/Intermediate Core Bond	86,704,904
	Boston Partners Large Cap Value Equity Fund	Large U.S. Equity Fund	231,573,430
	Harding Loevner International Equity Collective Fund	International Fund	45,813,604
*	KeyBank EB MaGIC Fund	Stable Value Fund	120,734,342
	PIMCO Diversified Real Asset CIT	Large U.S. Equity Fund	24,235,824
	PIMCO COLLECTIVE INVT	Intermediate Core-Plus Bond	185,257,795
			3,397,947,085
	Money Market Funds:
	Federated Government Obligations Fund	Money Market Fund	152,505,449
	Collective U.S. Government STIF	Money Market Fund	5,584,592
			158,090,041

	Total assets held for investment purposes		4,620,071,474

*	Loans to participants (interest rates from 4.25% to 9.50% with various maturities)		58,287,008

	Total assets held for investment purposes		$4,678,358,482

*	Party-in-interest to the Plan.